CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of ECL Sensitivity to Economic Assumptions - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	£ 5,741	£ 3,264
Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	6,247	3,455
Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	506	191
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	5,153	3,021
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	6,855	3,649
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	9,225	4,748
UK Mortgages | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	804	464
UK Mortgages | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,027	569
UK Mortgages | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	223	105
UK Mortgages | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	614	317
UK Mortgages | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,237	653
UK Mortgages | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,306	1,389
Other Retail | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,310	1,492
Other Retail | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,368	1,521
Other Retail | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	58	29
Other Retail | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,181	1,443
Other Retail | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,487	1,564
Other Retail | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,745	1,712
Commercial Banking | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,177	1,258
Commercial Banking | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,402	1,315
Commercial Banking | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	225	57
Commercial Banking | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	1,910	1,211
Commercial Banking | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	2,681	1,382
Commercial Banking | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	3,718	1,597
Other | Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	450	50
Other | Probability- weighted
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	450	50
Other | Difference
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	0	0
Other | Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	448	50
Other | Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	450	50
Other | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Impact of economic scenario	£ 456	£ 50